Investments in and Advances to Equity Accounted Investments - Schedule of Investments in and Advances to Equity Accounted Investments (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	$ 79,566	$ 73,397
High-Q Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	20,321	18,948
Tanker Investments Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	40,329	36,915
Teekay Tanker Operations Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	$ 18,916	$ 17,534